Condensed Interim Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Condensed Interim Consolidated Balance Sheets
Accounts Receivable, Allowance for Credit Loss, Current	$ 0.8	$ 0.9